Simpson Thacher & Bartlett llp

900 G STREET, NW WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500 FACSIMILE: +1-202-636-5502
Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

June 3, 2022
Re:	AQR Funds Securities Act File No. 333-153445 Investment Company Act File No. 811-22235 Post-Effective Amendment No. 144

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 144 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to update the investment strategies regarding two existing series of the Trust, AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund (the “Funds”). It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on August 2, 2022.

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (202) 636-5806.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek
CC:	Nicole DonVito, Esq.

David Blass, Esq.

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